UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%

	Apartments — 15.8%
1,526	Apartment Investment & Management Co., Class A	64,253
837	AvalonBay Communities, Inc.	137,690
691	Camden Property Trust	54,389
325	Essex Property Trust, Inc.	70,201
388	Mid-America Apartment Communities, Inc.	35,555

		362,088

	Diversified — 9.2%
350	Digital Realty Trust, Inc.	32,316
370	Duke Realty Corp.	9,416
227	Equinix, Inc.	76,942
974	Liberty Property Trust	38,365
565	Vornado Realty Trust	55,232

		212,271

	Health Care — 9.5%
3,818	HCP, Inc.	112,731
646	National Health Investors, Inc.	45,684
817	Quality Care Properties, Inc. (a)	12,248
260	Ventas, Inc.	15,699
498	Welltower, Inc.	31,242

		217,604

	Hotels — 6.9%
1,069	Hilton Worldwide Holdings, Inc.	26,800
553	Hospitality Properties Trust	16,020
2,370	Host Hotels & Resorts, Inc.	42,281
1,404	LaSalle Hotel Properties	39,416
2,328	Sunstone Hotel Investors, Inc.	33,849

		158,366

	Industrial — 8.5%
692	CyrusOne, Inc.	29,535
3,276	Prologis, Inc.	166,729

		196,264

	Multifamily — 1.4%
459	Equity LifeStyle Properties, Inc.	31,868

	Office — 10.5%
130	Boston Properties, Inc.	16,065
2,522	Brandywine Realty Trust	38,713
473	Corporate Office Properties Trust	13,543
980	Highwoods Properties, Inc.	47,099
537	Hudson Pacific Properties, Inc.	18,725
586	Kilroy Realty Corp.	42,416
616	SL Green Realty Corp.	64,917

		241,478

	Regional Malls — 12.3%
1,115	Macerich Co. (The)	75,710
875	Pennsylvania Real Estate Investment Trust	16,774
1,059	Simon Property Group, Inc.	190,184

		282,668

	Shopping Centers — 8.8%
2,688	Brixmor Property Group, Inc.	65,448
1,451	Equity One, Inc.	43,327
3,181	Kimco Realty Corp.	81,255
170	Regency Centers Corp.	11,395

		201,425

	Single Tenant — 7.2%
558	Realty Income Corp.	30,931
6,216	Spirit Realty Capital, Inc.	67,071
2,720	STORE Capital Corp.	67,248

		165,250

	Storage — 7.3%
140	CubeSmart	3,451
788	Public Storage	164,826

		168,277

	Total Common Stocks (Cost $2,075,920)	2,237,559

Short-Term Investment — 2.4%

	Investment Company — 2.4%
54,063	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $54,063)	54,063

	Total Investments — 99.8% (Cost $2,129,983)	2,291,622
	Other Assets in Excess of Liabilities — 0.2%	5,223

	NET ASSETS — 100.0%	$2,296,845

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—

Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(l)	—	The rate shown is the current yield as of November 30, 2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,451
Aggregate gross unrealized depreciation	(48,812)

Net unrealized appreciation/depreciation	$161,639

Federal income tax cost of investments	$2,129,983

A.  Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,291,622	–	–	$2,291,622

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 88.9%

Consumer Discretionary — 10.4%

	Auto Components — 1.0%
1,681	Gentherm, Inc. (a)	53,533

	Diversified Consumer Services — 0.4%
603	Sotheby’s (a)	23,570

	Hotels, Restaurants & Leisure — 1.6%
1,238	Brinker International, Inc.	65,757
355	Wyndham Worldwide Corp.	25,530

		91,287

	Household Durables — 1.0%
1,928	TRI Pointe Group, Inc. (a)	22,398
617	Tupperware Brands Corp.	34,220

		56,618

	Media — 1.3%
1,311	John Wiley & Sons, Inc., Class A	71,930

	Specialty Retail — 4.1%
1,776	American Eagle Outfitters, Inc.	29,412
2,851	GNC Holdings, Inc., Class A	41,195
1,948	Guess?, Inc.	29,846
2,455	Sally Beauty Holdings, Inc. (a)	64,304
1,027	Select Comfort Corp. (a)	23,223
1,501	Vitamin Shoppe, Inc. (a)	37,304

		225,284

	Textiles, Apparel & Luxury Goods — 1.0%
967	Columbia Sportswear Co.	54,972

	Total Consumer Discretionary	577,194

Consumer Staples — 0.6%

	Household Products — 0.6%
679	Energizer Holdings, Inc.	30,475

Energy — 4.0%

	Energy Equipment & Services — 0.9%
557	Patterson-UTI Energy, Inc.	14,868
6,329	TETRA Technologies, Inc. (a)	34,364

		49,232

	Oil, Gas & Consumable Fuels — 3.1%
2,844	PBF Energy, Inc., Class A	68,233
250	Tesoro Corp.	20,320
5,528	WPX Energy, Inc. (a)	85,897

		174,450

	Total Energy	223,682

Financials — 23.0%

	Banks — 9.4%
1,842	Bancorp, Inc. (The) (a)	12,748
4,496	First Horizon National Corp.	85,785
4,765	Hope Bancorp, Inc.	94,827
15,979	Investors Bancorp, Inc.	216,354
3,599	KeyCorp	62,291
1,118	PrivateBancorp, Inc.	52,294

		524,299

	Capital Markets — 4.4%
5,218	Apollo Investment Corp.	32,143
1,727	Artisan Partners Asset Management, Inc., Class A	51,455
3,565	Fifth Street Finance Corp.	19,143
1,548	Investment Technology Group, Inc.	28,863
4,340	Janus Capital Group, Inc.	58,594
2,666	Waddell & Reed Financial, Inc., Class A	52,076

		242,274

	Insurance — 4.1%
979	Assured Guaranty Ltd., (Bermuda)	35,001
4,526	CNO Financial Group, Inc.	81,010
134	White Mountains Insurance Group Ltd.	112,196

		228,207

	Mortgage Real Estate Investment Trusts (REITs) — 5.1%
2,057	AG Mortgage Investment Trust, Inc.	36,178
3,551	Apollo Commercial Real Estate Finance, Inc.	60,933
7,085	Colony Capital, Inc., Class A	145,322
1,721	Starwood Property Trust, Inc.	38,669

		281,102

	Total Financials	1,275,882

Health Care — 2.8%

	Health Care Equipment & Supplies — 1.6%
1,744	Haemonetics Corp. (a)	69,101
308	Masimo Corp. (a)	19,040

		88,141

	Health Care Providers & Services — 0.3%
766	PharMerica Corp. (a)	18,430

	Health Care Technology — 0.9%
3,934	Allscripts Healthcare Solutions, Inc. (a)	43,194
140	Computer Programs & Systems, Inc.	3,369

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks—continued
	Health Care Technology — continued
		46,563

	Total Health Care	153,134

Industrials — 18.7%

	Aerospace & Defense — 5.2%
2,683	B/E Aerospace, Inc.	161,107
3,337	KLX, Inc. (a)	130,093

		291,200

	Building Products — 1.2%
426	Armstrong Flooring, Inc. (a)	7,978
1,429	Armstrong World Industries, Inc. (a)	59,608

		67,586

	Commercial Services & Supplies — 3.9%
1,180	Brink’s Co. (The)	47,671
4,413	Civeo Corp. (a)	8,385
1,760	Clean Harbors, Inc. (a)	92,998
997	Copart, Inc. (a)	54,570
463	Herman Miller, Inc.	15,054

		218,678

	Machinery — 3.8%
2,877	Actuant Corp., Class A	74,665
1,501	Harsco Corp.	21,020
499	Hyster-Yale Materials Handling, Inc.	32,247
1,425	Kennametal, Inc.	49,137
1,040	Terex Corp.	31,749

		208,818

	Marine — 1.5%
2,205	Matson, Inc.	82,926

	Professional Services — 1.2%
1,104	CEB, Inc.	65,095

	Trading Companies & Distributors — 1.9%
712	Applied Industrial Technologies, Inc.	42,633
3,177	MRC Global, Inc. (a)	63,958

		106,591

	Total Industrials	1,040,894

Information Technology — 14.4%

	Communications Equipment — 0.9%
2,161	ADTRAN, Inc.	43,969
1,731	Harmonic, Inc. (a)	8,047

		52,016

	Electronic Equipment, Instruments & Components — 5.0%
1,186	Dolby Laboratories, Inc., Class A	54,714
1,118	MTS Systems Corp.	60,209
3,315	VeriFone Systems, Inc. (a)	55,997
1,345	Zebra Technologies Corp., Class A (a)	106,338

		277,258

	IT Services — 4.4%
580	Broadridge Financial Solutions, Inc.	37,526
716	Cardtronics plc, (United Kingdom), Class A (a)	35,416
2,714	Convergys Corp.	70,206
744	Global Payments, Inc.	51,020
1,804	Sykes Enterprises, Inc. (a)	50,824

		244,992

	Semiconductors & Semiconductor Equipment — 1.6%
3,882	Intersil Corp., Class A	85,983

	Software — 2.5%
4,931	ACI Worldwide, Inc. (a)	91,767
1,228	Verint Systems, Inc. (a)	46,128

		137,895

	Total Information Technology	798,144

Materials — 6.6%

	Chemicals — 3.6%
1,006	Cabot Corp.	51,217
1,249	Celanese Corp., Series A	99,075
1,257	Koppers Holdings, Inc. (a)	48,199

		198,491

	Construction Materials — 1.0%
569	Eagle Materials, Inc.	55,331

	Metals & Mining — 0.9%
2,300	Commercial Metals Co.	50,618

	Paper & Forest Products — 1.1%
2,777	PH Glatfelter Co.	63,784

	Total Materials	368,224

	Real Estate — 7.4%

	Equity Real Estate Investment Trusts (REITs) — 6.7%
2,578	Chatham Lodging Trust	49,388
810	Colony Starwood Homes	24,747
6,137	Franklin Street Properties Corp.	77,087
1,682	Pebblebrook Hotel Trust	48,383

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks—continued
	Equity Real Estate Investment Trusts (REITs) — continued
883	Potlatch Corp.	36,282
3,671	Rayonier, Inc.	97,321
709	Ryman Hospitality Properties, Inc.	41,766

		374,974

	Real Estate Management & Development — 0.7%
870	Alexander & Baldwin, Inc.	38,350

	Total Real Estate	413,324

Utilities — 1.0%

	Electric Utilities — 1.0%
1,183	El Paso Electric Co.	53,307

	Total Common Stocks (Cost $4,152,478)	4,934,260

Short-Term Investment — 10.9%

	Investment Company — 10.9%
608,185	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $608,185)	608,185

	Total Investments — 99.8% (Cost $4,760,663)	5,542,445
	Other Assets in Excess of Liabilities — 0.2%	13,287

	NET ASSETS — 100.0%	$5,555,732

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$899,963
Aggregate gross unrealized depreciation	(118,181)

Net unrealized appreciation/depreciation	$781,782

Federal income tax cost of investments	$4,760,663

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,542,445	–	–	$5,542,445

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 25, 2017